Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 1,179,515	$ 483,325
Less: unearned income		354,769	(129,065)
Container leaseback financing receivable	[1]	824,746	354,260
Less: Allowance for credit losses		114	(113)
Container leaseback financing receivable, net	[2]	824,632	354,147
Amounts due within one year		53,652	30,317
Amounts due beyond one year		$ 770,980	$ 323,830

[1]	One major customer represented 97.4% and 90.6% of the Company’s container leaseback financing receivable portfolio as of December 31, 2022 and 2021, respectively.
[2]	As of December 31, 2022 and 2021, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $732,951 and $357,828, respectively, and was measured using Level 2 inputs.